DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

25.  DISCONTINUED OPERATIONS

On April 25, 2022, GFL announced the completion of the divestiture of GFL’s Infrastructure services division (“GFL Infrastructure”) for cash consideration of $224.0 million and an approximate 45% non-controlling equity interest in GIP, an entity that is controlled by funds managed by HPS Investment Partners Inc. through a majority equity interest. An affiliate controlled by Patrick Dovigi holds a minority equity interest in GIP.

The results of GFL Infrastructure are presented as a single amount on the statement of operations and comprehensive (loss) income. The post-tax results of the discontinued operations for the periods indicated are as follows:

	Year ended December 31,
	2023	2022
Revenue	$—	$96.8
Expenses	—	98.4
Loss before income taxes	—	(1.6)
Income tax expense	—	5.0
Net loss	—	(6.6)
Impairment	—	(121.3)
Net loss and comprehensive loss from discontinued operations	$—	$(127.9)

Cash flow information for GFL Infrastructure is as follows:

	Year ended December 31,
	2023	2022
Operating cash flows from discontinued operations	$—	$(35.4)
Investing cash flows from discontinued operations	—	(7.2)
Financing cash flows from discontinued operations	—	(1.0)
Decrease in cash from discontinued operations	$—	$(43.6)